Retirement Benefit Plans - Amounts Recognized in Consolidated Statements of Profit or Loss and Other Comprehensive Income of Defined Benefit Plans (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of defined benefit plans [abstract]
Current service cost	$ 139.1		$ 134.3	$ 145.3
Net interest expense	142.3		74.3	47.2
Components of defined benefit costs recognized in profit or loss	281.4		208.6	192.5
Remeasurement on the net defined benefit liability:
Return on plan assets (excluding amounts included in net interest expense)	(16.2)		(429.9)	(73.3)
Actuarial loss arising from experience adjustments	68.3		1,413.8	94.3
Actuarial loss arising from changes in demographic assumptions				277.4
Actuarial (gain) loss arising from changes in financial assumptions	571.3		(160.8)	(540.5)
Components of defined benefit costs recognized in other comprehensive income (loss)	623.4	$ 20.4	823.1	(242.1)
Total	$ 904.8		$ 1,031.7	$ (49.6)